Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class A common stock, par value	$ 0.01	$ 0.01	$ 0.01
Class A common stock, shares authorized	100,000,000	100,000,000	100,000,000
Class A common stock, shares issued	7,399,557	7,604,777	7,429,621
Class A common stock, shares outstanding	7,399,557	7,604,777	7,429,621
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding	449,581	449,581	449,581
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,500,000	2,500,000	2,500,000
Preferred stock, shares outstanding	0	0	0